INCOME TAXES - Income Tax Expense (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAXES
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax withheld on remittance of dividends	$ 10
Income tax expense
Current tax expense	20,649,000	¥ 134,350	¥ 175,777	¥ 84,192
Deferred tax expense/(benefit)	5,411,000	35,206	(50,347)	(1,988)
Total income tax expense	$ 26,060,000	¥ 169,556	¥ 125,430	¥ 82,204